Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
REVENUES:
Voyage revenues	$ 14,610	$ 9,538	$ 26,858	$ 18,157
Total Revenues	14,610	9,538	26,858	18,157
EXPENSES & OTHER OPERATING INCOME:
Voyage expenses, net	(206)	(524)	(413)	(1,044)
Gain on sale of bunkers, net	1,217	0	1,710	0
Vessel operating expenses	(4,739)	(4,602)	(8,904)	(9,313)
Depreciation	(2,506)	(2,490)	(4,980)	(4,971)
Depreciation of dry-docking costs	(1,061)	(1,165)	(2,105)	(2,427)
Administrative expenses	(978)	(937)	(2,344)	(2,130)
Administrative expenses payable to related parties	(805)	(207)	(1,586)	(396)
Gain from sale of vessel	0	0	0	2,137
Other income/(expenses), net	9	(21)	(15)	(56)
Operating income/(loss)	5,541	(408)	8,221	(43)
Interest income	214	627	398	1,005
Interest expense and finance costs	(1,720)	(2,069)	(3,476)	(4,221)
Gain on derivative financial instruments, net	0	31	4	8
Foreign exchange gains / (losses), net	4	(49)	(19)	(99)
TOTAL (LOSS)/INCOME FOR THE PERIOD	4,039	(1,868)	5,128	(3,350)
Other Comprehensive Income	0	0	0	0
TOTAL COMPREHENSIVE (LOSS)/INCOME FOR THE PERIOD	$ 4,039	$ (1,868)	$ 5,128	$ (3,350)
Income/(Loss) per share (U.S.$):
-Diluted income per share for the period	$ 0.19	$ (0.09)	$ 0.24	$ (0.16)
-Basic income per share for the period	$ 0.19	$ (0.09)	$ 0.24	$ (0.16)